SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Offsetting Assets [Line Items]
Note derivative balance	$ 8,345,052		$ 10,489,606
Note derivative (gain) loss	(2,144,554)	$ (3,687,495)	(10,950,017)	$ (18,557,184)
Profit Guaranty [Member]
Offsetting Assets [Line Items]
Note derivative balance	1,456,854		1,456,854
Note derivative (gain) loss			395,304
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance	74,958		101,924
Note derivative (gain) loss	(26,966)		(2,611,410)
Underwriter Warrants [Member]
Offsetting Assets [Line Items]
Note derivative balance	4,966		6,531
Note derivative (gain) loss	(1,565)		(57,951)
Warrants Issued With Common Stock [Member]
Offsetting Assets [Line Items]
Note derivative balance	4,668,608		6,109,559
Note derivative (gain) loss	(1,440,951)		(6,170,728)
Warrants Issued With Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance	2,139,666		2,814,738
Note derivative (gain) loss	$ (675,072)		(900,819)
Other Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss			$ (1,604,413)